Organization and Principal Activities - Additional Information (Detail) - Agreement	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Product Information [Line Items]
Renewal of trade mark registration	10 years
Exclusive service agreement renewal term	10 years
Notice period of agreement termination	30 days
Number of new equity pledged agreements	5
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	11.50%
Credit Concentration Risk [Member] | Assets, Total [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	68.00%	74.00%
Credit Concentration Risk [Member] | Liabilities, Total [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	92.60%	93.90%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	99.90%	96.50%	98.70%